Equity Incentive Plan - Summary of Restricted Stock Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RSU
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Units, Granted	49,000	0
Stock Units, Vested	(5,000)
Stock Units, Outstanding as of December 31, 2020	44,000
Weighted-Average Grant Date Fair Value Per Share, Granted	$ 50.69
Weighted-Average Grant Date Fair Value Per Share, Vested	$ (43.26)
Performance Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Units, Granted	25,000	0
Stock Units, Outstanding as of December 31, 2020	25,000
Weighted-Average Grant Date Fair Value Per Share, Granted	$ 52.55